Label	Element	Value
Aberdeen U.S. Multi-Cap Equity Fund (formerly Aberdeen U.S. Equity Fund)
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ABERDEEN U.S. MULTI-CAP EQUITY FUND

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This notice is to inform you that at a meeting held on September 16, 2020, the Board of Trustees (the “Board”) of Aberdeen Funds (the “Trust”) approved a change in the name of Aberdeen U.S. Multi-Cap Equity Fund (the “Fund”), a series of the Trust, and certain other changes. Such changes will take effect on or about December 1, 2020 (the “Effective Date”).

As of the Effective Date, the Fund’s name will be “Aberdeen U.S. Sustainable Leaders Fund”.  In connection with the Fund’s name change, the Fund’s policy of investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. companies will change to a policy of investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in U.S. equity securities that meet the Adviser’s sustainability criteria. Such securities include equity securities issued by U.S. companies that the Adviser deems to have sound or improving prospects and which demonstrate that they are current or emerging sustainable leaders through their management of environmental, social and governance (“ESG”) risks and opportunities in accordance with the Adviser’s criteria.

More information regarding these changes is included in the Supplement to the Fund’s Prospectus, which is included with this notice.  Shareholders will receive an amended and restated Summary Prospectus for the Fund following the Effective Date.

Dated: September 23, 2020

ABERDEEN FUNDS

(the “Trust”)

Aberdeen U.S. Multi-Cap Equity Fund

(the “Fund”)

Supplement dated September 23, 2020 to the Statutory Prospectus dated February 28, 2020, as supplemented to date

On September 16, 2020, the Board of Trustees (the “Board”) of the Trust approved a change in the Fund’s name, from the Aberdeen U.S. Multi-Cap Equity Fund to the Aberdeen U.S. Sustainable Leaders Fund (“U.S. Sustainable Leaders Fund”), and a change to the Fund’s principal investment strategies, 80% investment policy and expense limitation agreement, with such changes to take effect as of the date of effectiveness of an amendment to the Trust’s registration statement, which is anticipated to be on or about December 1, 2020 (the “Effective Date”).

As described in further detail below, as of the Effective Date, the Fund will change from a multi-cap U.S. equities strategy investing 80% of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. companies to a sustainable leaders strategy investing 80% of its net assets, plus any borrowings for investment purposes, in U.S. equity securities that meet the Adviser’s sustainability criteria. Such securities include equity securities issued by U.S. companies that the Adviser deems to have sound or improving prospects and which demonstrate that they are current or emerging sustainable leaders through their management of environmental, social and governance (“ESG”) risks and opportunities in accordance with the Adviser’s criteria.

Starting on the Effective Date, the Fund’s portfolio management team will transition the Fund’s portfolio in line with its amended investment strategy.  In connection therewith, the Fund expects to experience portfolio turnover, which will result in higher than normal transaction costs to shareholders, which are currently estimated to be approximately 0.17% of the value of each shareholder’s investment. It is currently anticipated that any capital gains generated will be offset by capital losses. These estimates are subject to change depending on market conditions at the time the sales and purchases are made and the size of the Fund.

As of the Effective Date, the expiration date of Fund’s expense limitation agreement will be extended from February 29, 2021 to February 28, 2022.

Shareholders will receive an amended and restated Summary Prospectus for the Fund following the Effective Date.

Name and 80% Policy Change of the Fund

On the Effective Date, the Fund’s name will change from the Aberdeen U.S. Multi-Cap Equity Fund to the Aberdeen U.S. Sustainable Leaders Fund (the “U.S. Sustainable Leaders Fund”) and the Fund’s current non-fundamental policy to invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. companies will change to a non-fundamental policy to invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. companies that meet the Adviser’s sustainability criteria. Such securities include equity securities issued by U.S. companies that the Adviser deems to have sound or improving prospects and which demonstrate that they are current or emerging sustainable leaders through their management of environmental, social and governance (“ESG”) risks and opportunities in accordance with the Adviser’s criteria.

Expense Limitation Extension

The Trust and Aberdeen Standard Investments Inc. (the “Adviser”) have entered into an amended written contract limiting operating expenses (subject to certain exceptions outlined in the agreement) to 0.90% for all classes of the Fund until February 29, 2021. On the Effective Date, this contractual limit will remain at 0.90% for all classes of the Fund and will be extended for a term not to end before February 28, 2022 without the approval of the independent trustees of the Board.

Principal Investment Strategy and Principal Risk Changes

Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen U.S. Multi-Cap Equity Fund (formerly Aberdeen U.S. Equity Fund)
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

On the Effective Date, the Fund’s current non-fundamental policy to invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. companies will change to a non-fundamental policy to invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. companies that meet the Adviser’s sustainability criteria. Such securities include equity securities issued by U.S. companies that the Adviser deems to have sound or improving prospects and which demonstrate that they are current or emerging sustainable leaders through their management of ESG risks and opportunities in accordance with the Adviser’s criteria.

On the Effective Date, the following will replace the section entitled “Summary—Aberdeen U.S. Multi-Cap Equity Fund—Principal Strategies” in the Prospectus beginning on page 84:

The U.S. Sustainable Leaders Fund seeks to achieve its investment objective of long-term capital appreciation by investing in equity securities of U.S. companies that the Adviser deems to have sound or improving prospects and which demonstrate that they are current or emerging sustainable leaders through their management of environmental, social and governance (“ESG”) risks and opportunities in accordance with the Adviser’s criteria.

In carrying out the Fund’s investment strategies, the Adviser employs a fundamental, bottom-up equity investment process, which is based on first-hand research and disciplined company evaluation and which takes into consideration the sustainability of the business in its broadest sense and the company’s ESG performance. The Adviser’s stock analysts work closely with dedicated ESG specialists who sit within each regional investment team and provide industry-leading expertise and insight at the company level. In addition, engagement with company management is a key part of the Adviser’s research process and ongoing stewardship program.

The Adviser will identify stocks for their long-term, fundamental value based on quality and price. With respect to “quality”, the Adviser will assign each company a proprietary overall quality rating and also an ESG-quality rating ranging from 1 to 5 (1 indicating leaders and 5 indicating laggards) — enabling the Fund’s investment team to identify current and emerging sustainable leaders. Companies eligible for investment by the Fund must be rated 3 or better by the Adviser on both the overall quality rating and ESG-quality rating. Binary exclusions are also applied to exclude a defined list of unacceptable activities. The Fund will not invest in companies that, based on MSCI data have:

●                  failed to uphold one or more principals of the UN Global Compact;

●                  an industry tie to controversial weapons;

●                  a revenue contribution of 10% or more from the manufacture or sale of conventional weapons or weapons systems;

●                  a revenue contribution of 10% or more from tobacco or are tobacco manufacturers;

●                  a revenue contribution of 10% or more from the extraction of unconventional oil and gas; or

●                  a revenue contribution from thermal coal extraction.

The Fund will measure compliance with its principal investment strategies at the time of investment, except that compliance with binary exclusions is tested as frequently as MSCI data is updated, which is currently quarterly. If a company no longer meets the Adviser’s ESG criteria, the Adviser intends, but is not required, to sell such security.

As a non-fundamental policy, under normal circumstances, the U.S. Sustainable Leaders Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in U.S. equity securities that meet the Adviser’s sustainability criteria. Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts. The Fund seeks to invest in securities of U.S. companies. A company is considered to be a U.S. company if Fund management determines that the company meets one or more of the following criteria:

●                  the company is organized under the laws of, or has its principal office in the United States;

●                  the company has its principal securities trading market in the United States; and/or

●                  the company derives the majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in the United States.

The Fund may also invest in non-U.S. companies, including primarily Canadian companies.

The Fund will invest in companies across a broad spectrum of market capitalizations.

The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector.

The Fund may invest in securities denominated in U.S. Dollars and the currencies of any foreign countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

On the Effective Date, the following risk factor will be added in alphabetical order in the section entitled “Summary — Aberdeen U.S. Multi-Cap Equity Fund — Principal Risks” in the Prospectus beginning on page 84:

Sustainable Investing Risk — The Fund’s ESG strategies could cause it to perform differently compared to funds that do not have such strategies. The criteria related to the Fund’s ESG strategy, including the exclusion of securities of companies that engage in certain business activities, may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the companies identified as sustainable leaders by the Adviser do not operate as expected when addressing ESG issues. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

On the Effective Date, the following paragraph will be added after the second paragraph under the section entitled “Summary — Aberdeen U.S. Multi-Cap Equity Fund — Performance” in the Prospectus on page 86:

The Fund changed its investment strategy effective December 1, 2020. In connection with the change in investment strategy, the Fund changed its name from Aberdeen U.S. Multi-Cap Equity Fund to Aberdeen U.S. Sustainable Leaders Fund. Performance information for periods prior to December 1, 2020 do not reflect the current investment strategy.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this Supplement for future reference.